Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

February 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Emerging Markets Equity Fund, Deutsche Global Equity Fund, Deutsche Latin America Equity Fund and Deutsche World Dividend Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Deutsche International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 31, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.